Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.24% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	$8,750,000	$8,273,252

			8,273,252
Arizona (2.9%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,000,000	927,728
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB-	2,000,000	1,765,250
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,518,803
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,514,462
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	750,160
5.00%, 7/1/35	BB	1,500,000	1,506,459
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,757,764
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB-/P	1,650,000	1,797,541
6.875%, 11/15/52	BBB+/P	500,000	543,378
6.75%, 11/15/42	BBB+/P	1,000,000	1,097,167
6.25%, 11/15/35	BBB+/P	1,060,000	1,158,094
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,651,043
5.00%, 12/1/32	A3	1,500,000	1,613,796
Sierra Vista, Indl. Dev. Auth. Ed. Fac. 144A Rev. Bonds, (American Leadership Academy, Inc.), 5.00%, 6/15/64	BB/P	700,000	681,597
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,335,000	1,335,326
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	500,445

			20,119,013
Arkansas (0.1%)
AR State Dev. Fin. Auth. Rev. Bonds, (Washington Regional Med. Ctr.), 5.00%, 2/1/36	Baa3	825,000	848,755

			848,755
California (9.7%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A-/P	3,275,000	2,890,673
(Fountains at Emerald Park), 3.00%, 8/1/56	A/P	2,000,000	1,476,625
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	132,358	127,021
CA Hsg. Fin. Agcy., Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Found Middle LP), 5.20%, 12/1/27	BBB/P	2,750,000	2,770,356
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	1,000,000	938,042
5.00%, 11/15/46	B-/P	500,000	479,995
5.00%, 11/15/36	B-/P	750,000	759,749
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-/P	925,000	926,037
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,305,000	578,095
CA State Infrastructure & Econ. Dev. Bk. 144A Rev. Bonds, (DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	1,900,000	1,957,953
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.375%, 6/15/64	BB	1,100,000	1,196,585
(Westside Neighborhood School), 6.20%, 6/15/54	BB	600,000	646,837
(Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	1,700,000	1,786,637
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB-/P	20,390,000	3,920,006
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB+/P	7,620,000	1,652,868
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,727,561
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB+/P	4,000,000	2,787,012
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BBB-/P	4,835,000	4,233,530
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	3,200,000	2,342,570
(Jefferson-Anaheim), 3.125%, 8/1/56	BBB+/P	1,900,000	1,446,175
(City of Orange Portfolio), 3.00%, 3/1/57	BBB+/P	1,200,000	862,557
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	A-/P	5,500,000	3,955,079
(Jefferson-Anaheim), 2.875%, 8/1/41	A-/P	1,440,000	1,337,547
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,861,248
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,272,692
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A1	2,000,000	2,303,246
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	1,350,000	1,279,903
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 2.40%, 5/1/58	VMIG 1	10,500,000	10,500,000
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,035,000	3,044,960
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB+/P	14,660,000	2,915,443

			66,977,002
Colorado (5.1%)
Canyons Metro. G.O. Bonds, Ser. B, 6.50%, 12/1/54	B-/P	700,000	722,318
CCP Metro. G.O. Bonds, 5.00%, 12/1/53	BBB-/P	1,175,000	1,175,596
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A1	1,000,000	473,864
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB-/F	250,000	252,416
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB-/F	1,000,000	1,023,567
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,019,053
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,479,331
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	907,108
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	521,825
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,833,475
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,575,399
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	A-/P	3,000,000	2,987,093
Prairie Ctr. Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.875%, 12/15/46	BBB-/P	2,100,000	2,248,081
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,000,000	2,409,438
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	BB+/P	1,375,000	1,367,793
5.00%, 12/1/40	BB+/P	624,000	617,926
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	1,677,603
Sky Dance Metro. G.O. Bonds, Ser. A, 6.00%, 12/1/54	B-/P	790,000	792,952
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,745,000	1,732,596
5.00%, 12/1/37	Ba1	500,000	501,829
Sterling Ranch Cmnty. Auth. Board Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	825,000	849,425
Sunset Parks Metro. Dist. 144A G.O. Bonds, Ser. A, 5.125%, 12/1/54	BB-/P	1,410,000	1,411,375
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. B, 6.875%, 12/15/52	B-/P	700,000	685,531
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,250,855
5.00%, 12/1/40	BB/P	1,000,000	1,003,290
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	1,000,000	764,190

			35,283,929
Connecticut (0.4%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	A-/F	1,500,000	1,516,385
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	981,686

			2,498,071
Delaware (1.1%)
Bridgeville, 144A Special Tax Bonds, (Heritage Shores Special Dev. Dist.), 5.625%, 7/1/53	BB+/P	1,535,000	1,607,183
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,817,537
5.00%, 6/1/36	BB	700,000	706,223
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,998,000	1,960,352
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,496,000	1,480,206

			7,571,501
District of Columbia (2.6%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	4,227,275
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	2,993,055
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,783,260
(KIPP DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,397,643
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	897,194
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	232,688
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	666,191
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	495,879
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,935,000	1,860,444

			17,553,629
Florida (8.1%)
Bella Collina, Cmnty. Dev. Dist. Special Assmt. Bonds
5.30%, 5/1/55	BB+/P	915,000	899,403
5.00%, 5/1/44	BB+/P	680,000	667,966
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,067,888
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	485,682
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	987,751
5.00%, 8/1/40	Baa3	300,000	304,413
FL State Dev. Fin. Corp. 144A Rev. Bonds, (SFP - Tampa I, LLC), Ser. A-1, 5.25%, 6/1/59	BB+/F	1,350,000	1,371,278
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	2,250,000	1,938,267
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	3,500,000	3,397,681
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB	2,000,000	1,425,282
Gardens at Hammock Beach Cmnty. Dev. Dist. Assmt. Area One Special Assmt. Bonds, Ser. 1
5.65%, 5/1/54	BB/P	525,000	524,356
5.375%, 5/1/44	BB/P	305,000	304,682
Hobe-St. Lucie Conservancy Dist. Special Assmt. Bonds, (Unit of Dev. No. 1A), 5.875%, 5/1/55	BB-/P	1,000,000	1,029,474
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,754,946
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	730,000	737,527
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds
(Star Farms at Lakewood Ranch), 5.55%, 5/1/54	BBB-/P	530,000	534,720
Ser. 24, 5.50%, 5/1/55	BBB-/P	760,000	756,626
(Star Farms at Lakewood Ranch), 5.30%, 5/1/44	BBB-/P	485,000	490,455
(Star Farms at Lakewood Ranch), 4.625%, 5/1/31	BBB-/P	210,000	211,372
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	427,491
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,286,857
Landings Cmnty. Dev. Dist. Special Assmt. Bonds, 5.80%, 5/1/55	B/P	850,000	855,001
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point), Ser. C, 5.00%, 11/15/54	BBB+	2,800,000	2,889,187
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,195,152
Middleton, Cmnty. Dev. Dist. Special Tax Bonds, 4.75%, 5/1/55	BBB-/P	1,595,000	1,570,738
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	BBB+/P	1,345,000	1,427,780
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	7,735,000	7,263,104
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	985,605
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	492,412
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	2,770,000	2,800,697
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,304,674
5.00%, 1/1/30	BB+/F	750,000	761,793
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The)), 4.00%, 6/15/51	Ba1	830,000	695,660
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	590,626
4.00%, 12/15/41	BB+/F	750,000	650,290
4.00%, 12/15/36	BB+/F	400,000	368,402
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/45	A1	2,000,000	757,334
zero %, 9/1/41	A1	1,000,000	470,753
zero %, 9/1/40	A1	850,000	422,537
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 24
5.125%, 5/1/54	BB/P	360,000	349,670
4.80%, 5/1/44	BB/P	880,000	856,230
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BBB/P	1,000,000	1,039,102
4.80%, 5/1/55	BBB-/P	800,000	799,980
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	AA-/P	1,460,000	1,121,926
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	AA-/P	3,835,000	3,141,515

			55,414,285
Georgia (1.1%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	1,205,000	1,193,293
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	45,000	45,550
5.00%, 7/15/30	Baa2	1,175,000	1,178,949
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	25,000	25,305
DeKalb Cnty., Dev. Auth. (GLOBE Academy, Inc. (The)), Ser. A
5.00%, 6/1/63	Baa2	800,000	774,911
5.00%, 6/1/55	Baa2	400,000	395,738
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB+/P	3,970,000	3,744,105

			7,357,851
Illinois (8.1%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,025,752
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,483,857
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,769,888
Ser. B, 4.00%, 1/1/38	BBB+	7,553,000	7,396,368
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	3,115,118
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	275,000	253,000
3.29%, 12/1/30	BBB/P	325,000	306,676
3.20%, 12/1/29	BBB/P	300,000	286,246
2.87%, 12/1/27	BBB/P	228,000	221,277
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB+	4,600,000	4,639,626
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB+	1,500,000	1,600,292
Chicago, Midway Intl. Arpt. Rev. Bonds
Ser. A, BAM, 5.75%, 1/1/48	AA	2,000,000	2,201,847
Ser. C, 5.00%, 1/1/39	A	1,750,000	1,842,425
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.50%, 1/1/55	A+	3,925,000	4,178,085
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	670,000	667,839
IL State G.O. Bonds, Ser. A
5.25%, 12/1/30	A3	5,000,000	5,258,796
5.00%, 10/1/33	A3	1,025,000	1,070,509
5.00%, 12/1/31	A3	7,200,000	7,497,044
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	858,324
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	665,212
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A-	200,000	204,297
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	5,500,000	5,526,771
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	683,788
4.00%, 4/1/38	AA	600,000	590,869

			55,343,906
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF - Tippecanoe, LLC), 5.125%, 6/1/58	BBB-	1,150,000	1,176,104

			1,176,104
Iowa (0.2%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	1,400,000	1,583,358

			1,583,358
Kansas (0.1%)
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	945,000	927,768

			927,768
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,855,574
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	381,075

			2,236,649
Louisiana (0.7%)
LA Pub. Fac. Auth. Rev. Bonds, (Calcasieu River Bridge), 5.75%, 9/1/64	Baa3	3,500,000	3,789,340
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	754,339

			4,543,679
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	1,008,759

			1,008,759
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	998,000	1,009,457
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	500,881
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	5,025,000	5,533,228
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	1,058,071
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,013,671
5.125%, 7/1/39	B/P	300,000	301,669
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	750,000	750,564

			11,167,541
Massachusetts (0.9%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,291,281
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BBB	1,000,000	1,001,038
(Lasell U.), 4.00%, 7/1/50	BB	2,615,000	2,091,051
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	204
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.25%, 8/1/37	VMIG 1	890,000	890,000

			6,273,574
Michigan (2.2%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Baa2	350,000	361,301
5.00%, 4/1/36	Baa2	1,400,000	1,447,259
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,575,000	3,616,026
Ser. A, 4.00%, 4/1/40	Baa2	1,120,000	1,084,399
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	499,954
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB-	1,000,000	1,010,494
5.00%, 2/1/47	BBB-	4,100,000	3,794,121
5.00%, 2/1/37	BBB-	1,080,000	1,079,767
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	817,591
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	2,500,000	1,585,446

			15,296,358
Minnesota (1.3%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	379,425
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.20%, 3/1/34 (Prerefunded 3/1/27)	Baa1	725,000	746,370
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	625,277
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	903,230
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,513,336
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	918,514
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 3.25%, 11/15/38	A-1+	1,315,000	1,315,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,750,000	2,703,102

			9,104,254
Missouri (2.2%)
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	3,965,000	3,164,028
4.00%, 5/1/38	BB+	930,000	796,011
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	3,500,000	2,723,459
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	431,045
3.00%, 5/1/30	B+/P	725,000	678,389
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,376,239
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,274,571
5.00%, 9/1/48	BB+/F	1,750,000	1,751,252

			15,194,994
Nevada (0.5%)
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	845,000	845,241
(Special Impt. Dist. No. 816), 3.125%, 6/1/51	BB+/P	1,420,000	1,006,781
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	BBB-/P	655,000	661,170
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	655,000	629,893
Sparks, Special Impt. Special Assmt. Bonds, 5.125%, 6/1/54	BB-/P	500,000	501,636

			3,644,721
New Hampshire (1.4%)
National Fin. Auth. Rev. Bonds
(Caritas Acquisitions VII, LLC), Ser. A, 4.50%, 8/15/55	BBB-/P	3,495,000	3,087,034
(Caritas Acquisitions VII, LLC), Ser. A, 4.25%, 8/15/46	BBB-/P	1,650,000	1,472,670
(Caritas Acquisitions VII, LLC), Ser. A, 4.125%, 8/15/40	BBB-/P	1,475,000	1,354,825
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	3,790,528	3,545,754

			9,460,283
New Jersey (1.8%)
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	3,000,000	3,192,321
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB+	655,000	655,875
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	250,000	250,397
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,013,273
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB+	2,250,000	2,250,965
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,026,104
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,027,955
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	999,966
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,004,837

			12,421,693
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,198,289

			1,198,289
New York (6.8%)
Build NY City Resource Corp. Rev. Bonds, (New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	500,000	404,747
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	540,000	543,342
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	425,000	340,833
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,025,000	4,595,552
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	3,200,000	2,661,444
2.875%, 11/15/46	A+	2,650,000	1,961,155
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,250,000	1,728,665
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,250,305
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,300,000	7,710,333
NY State Trans. Dev. Corp. Special Fac. Rev. Bonds, (Delta Air Lines, Inc.), 4.00%, 1/1/36	Baa3	4,405,000	4,284,761
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. New Term. One, LLC), 6.00%, 6/30/54	Baa3	4,400,000	4,752,763
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,200,000	2,363,482
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,064,751
(American Airlines, Inc.), 3.00%, 8/1/31	BB/F	1,150,000	1,081,212
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,000,000	786,279
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. A, 8.00%, 9/1/40	BBB-/F	1,000,000	993,596
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,485,000	4,702,343
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	2,730,000	2,843,853
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,557,049

			46,626,465
North Carolina (1.2%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/42	BBB/F	2,500,000	2,302,336
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,480,621
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,991,996
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,633,771

			8,408,724
North Dakota (0.2%)
Horace, G.O. Bonds, Ser. C, 5.00%, 5/1/50	Baa3	1,500,000	1,517,043

			1,517,043
Ohio (4.4%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	CCC/P	9,650,000	8,727,369
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	4,870,000	3,625,680
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,912,583
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	511,998
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,094,850
Columbus, Swr. VRDN, Ser. B, 3.05%, 6/1/32	VMIG 1	1,000,000	1,000,000
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/52	BBB-/F	785,000	756,708
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,380,000	1,350,259
Montgomery Cnty., Hosp. VRDN (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/45	VMIG 1	1,000,000	1,000,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	1,475,000	1,515,587
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB-	3,300,000	3,400,929
5.25%, 12/1/48	BB	750,000	705,112
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB-	3,490,000	3,614,477
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	226,020
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	750,000	822,187

			30,263,759
Oregon (2.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	1,002,332
Port of Portland, Arpt. Rev. Bonds, Ser. 27-A, 4.00%, 7/1/50	AA-	15,710,000	14,782,073
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	741,385
5.00%, 11/1/32	A3	360,000	386,929

			16,912,719
Pennsylvania (3.9%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,207,793
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,133,508
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	934,831
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,600,000	3,309,933
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,324,110
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities), 4.00%, 12/1/44	A/F	1,150,000	1,046,687
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/51	BB	2,385,000	1,925,941
PA State Econ. Dev. Fin. Auth. Mandatory Put Bonds (6/1/27), (Talen Energy Supply, LLC), Ser. B, 5.25%, 12/1/37	BB-	1,000,000	1,012,695
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	2,500,000	2,735,863
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	991,082
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds (U. of Arts (The))
12.834%, 3/5/25(F) (In default)(NON)	D/P	907,156	815,272
12.834%, 3/5/25(F) (In default)(NON)	D/P	94,809	92,913
12.834%, 3/5/25(F) (In default)(NON)	D/P	344,719	337,825
12.834%, 3/5/25(F) (In default)(NON)	D/P	272,147	245,635
5.00%, 3/15/45 (In default)(NON)	D/P	4,436,394	2,661,836
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	75,000	80,272
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	2,000,000	1,929,908
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,165,000	1,002,765

			26,788,869
Puerto Rico (4.0%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB-/P	5,700,000	5,383,721
4.00%, 7/1/37	BB-/P	5,500,000	5,341,711
4.00%, 7/1/33	BB-/P	2,000,000	1,972,228
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-2, 4.784%, 7/1/58	BBB-/P	240,000	238,212
Ser. A-1, 4.75%, 7/1/53	BBB-/P	9,430,000	9,365,328
Ser. A-1, 4.55%, 7/1/40	BBB-/P	59,000	59,291
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	16,320
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	116,318
Ser. A-2, 4.329%, 7/1/40	BBB-/P	600,000	594,428
Ser. A-1, zero %, 7/1/51	BBB-/P	1,236,000	299,920
Ser. A-1, zero %, 7/1/46	BBB-/P	1,518,000	498,443
Ser. A-1, zero %, 7/1/33	B/P	159,000	111,168
Ser. A-1, zero %, 7/1/31	BBB-/P	141,000	107,843
Ser. A-1, zero %, 7/1/29	B/P	109,000	90,932
Ser. A-1, zero %, 7/1/27	B/P	112,000	100,972
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default)(NON)	D/P	7,500,000	3,225,000

			27,521,835
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,006,026

			3,006,026
South Carolina (1.2%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	903,342
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,020,893
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,093,746
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	875,055
SC State Jobs Econ. Dev. Auth. Hlth. Care Rev. Bonds
5.75%, 11/15/54	BB	1,000,000	1,061,153
5.50%, 11/15/44	BB	750,000	795,375
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	971,223
5.00%, 11/15/42	BB/P	585,000	590,143

			8,310,930
South Dakota (0.3%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,060,000	1,719,683

			1,719,683
Tennessee (1.3%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,804,424
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	816,868
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	412,840
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	618,585
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	3,000,000	2,405,678
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/41	A1	875,000	965,356
5.50%, 7/1/38	A1	875,000	977,604
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,266,171

			9,267,526
Texas (5.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Wayside Schools), Ser. A
4.00%, 8/15/46	BB	850,000	723,816
4.00%, 8/15/36	BB	335,000	314,809
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 6.375%, 6/1/62	Ba3	2,400,000	2,507,481
(BASIS TX Charter Schools, Inc.), 4.875%, 6/15/59	Ba2	1,000,000	979,467
(BASIS TX Charter Schools, Inc.), 4.875%, 6/15/54	Ba2	1,050,000	1,037,771
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	6,000,000	6,080,208
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,015,932
Houston, Arpt. Syst. Rev. Bonds, (United Airlines, Inc.), 4.00%, 7/1/41	BB-/F	3,750,000	3,626,086
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	1,749,448
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	3,000,000	3,133,884
Medina Cnty., 144A Special Assmt. Bonds, (Talley Ho Pub. Impt. Dist.), 5.35%, 9/1/54	B+/P	1,371,000	1,318,472
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	207,372
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	599,647
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	457,809
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	723,040
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,278,749
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,539,415
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A-/F	1,620,000	1,625,101
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54	AA	4,000,000	4,503,162
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	1,500,000	766,375
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	467,888
3.00%, 9/1/39	Baa2	550,000	431,974
3.00%, 9/1/38	Baa2	750,000	600,519
3.00%, 9/1/37	Baa2	650,000	535,144
3.00%, 9/1/36	Baa2	650,000	546,179

			36,769,748
Utah (1.7%)
Black Desert Pub. Infrastructure Dist. 144A Special Assmt. Bonds, 5.625%, 12/1/53	BB+/P	3,000,000	3,076,715
Infrastructure Agcy. Telecomm. Rev. Bonds
5.50%, 10/15/48	BBB-/F	500,000	529,376
5.50%, 10/15/44	BBB-/F	450,000	482,959
5.25%, 10/15/39	BBB-/F	405,000	434,322
5.00%, 10/15/32	BBB-/F	1,000,000	1,057,074
4.00%, 10/15/42	BBB-/F	1,500,000	1,373,369
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,932,167
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,398,246
Skyridge Pegasus Infrastructure Fin. Dist. 144A Special Assmt. Bonds, 5.25%, 12/1/44	B-/P	700,000	691,498
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.25%, 10/15/36	BBB-/F	355,000	385,110

			11,360,836
Virginia (1.0%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	501,214
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	955,000	907,990
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,250,000	1,858,403
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), Ser. A, 6.875%, 12/1/58	BB+/P	1,000,000	1,105,521
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	785,000	781,600
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,503,802

			6,658,530
Washington (4.1%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	5,000,000	5,573,078
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	990,000	1,019,757
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/54	Baa3	2,000,000	2,118,828
(Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa3	2,000,000	2,013,728
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	539,596
Ser. 1, Class A, 4.085%, 3/20/40	A3	1,249,455	1,204,627
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,567,016	3,358,981
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	5,158,841	4,658,815
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	2,500,000	2,350,565
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.125%, 7/1/53	BBB	2,500,000	2,726,312
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	488,654
(Spokane Intl. Academy), Ser. A, 4.00%, 7/1/40	Ba2	2,235,000	2,030,356

			28,083,297
West Virginia (0.2%)
Monongalia Cnty., Bldg. Comm. 144A Tax Alloc. Bonds, (Dev. Dist. No. 4)
6.00%, 6/1/53	BB-/P	1,000,000	1,066,011
5.75%, 6/1/43	BB-/P	500,000	532,629

			1,598,640
Wisconsin (6.9%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,443,697
Pub. Fin. Auth. Tax Alloc. Bonds, (Southeast Overtown Pk. West. Cmnty. Redev. Agcy.), 5.00%, 6/1/41	B+/P	1,375,000	1,410,934
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	3,712,924
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50 (Prerefunded 4/1/30)	AAA/P	95,000	104,517
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,570,693
Pub. Fin. Auth. Ed. 144A Rev. Bonds
(North Carolina Leadership Academy), 5.00%, 6/15/54	BB+/P	455,000	426,310
(North Carolina Leadership Academy), 5.00%, 6/15/49	BB+/P	1,040,000	991,809
(Mater Academy of NV), 5.00%, 12/15/44	BB	690,000	696,490
(Mater Academy of NV), 5.00%, 12/15/39	BB	700,000	720,288
(North Carolina Leadership Academy), 5.00%, 6/15/39	BB+/P	410,000	408,714
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	998,424
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	701,815
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	2,375,000	2,416,735
Pub. Fin. Auth. Multi-Fam. Hsg. 144A (Promenade Apt.), 6.25%, 2/1/39	BB-/P	1,700,000	1,757,737
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,862,581	3,008,240
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,479,342
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	1,912,631
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	931,599
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	2,000,000	2,132,012
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	1,146,378
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds
(Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	3,082,190
5.00%, 2/1/64	BBB-	2,000,000	2,012,096
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	2,000,000	2,115,386
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(PHW Menomonee Falls, Inc.), 6.125%, 10/1/59	BB-/P	700,000	720,122
(WI Masonic Home), 5.75%, 8/15/59	BBB-/F	1,500,000	1,608,933
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	1,105,379
(St. John's Communities, Inc.), 4.00%, 9/15/36	BBB/F	790,000	768,112
(St. John's Communities, Inc.), 4.00%, 9/15/31	BBB/F	970,000	962,484
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49 (Prerefunded 11/15/24)	BB-/P	1,000,000	1,000,742
5.50%, 11/15/34 (Prerefunded 11/15/24)	BB-/P	1,685,000	1,685,950
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,500,201

			47,532,884

Total municipal bonds and notes (cost $687,652,332)			$684,826,732

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.95%(AFF)	Shares	11,923,074	$11,923,074
U.S. Treasury Bills 4.628%, 1/16/25(SEG)		$300,000	297,180

Total short-term investments (cost $12,220,214)			$12,220,254
TOTAL INVESTMENTS

Total investments (cost $699,872,546)			$697,046,986

FUTURES CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	41	$5,150,625	$5,150,625	Dec-24	$349,707

Unrealized appreciation					349,707

Unrealized (depreciation)					—

Total					$349,707

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $687,240,828.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$7,799,542	$60,098,489	$55,974,957	$116,161	$11,923,074

	Total Short-term investments	$7,799,542	$60,098,489	$55,974,957	$116,161	$11,923,074
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $253,517.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.24%, 4.90%, 4.56%, and 4.41%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.3%
	Healthcare	17.3
	Transportation	11.6
	Land	10.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,681,995 were held by the TOB trust and served as collateral for $14,248,394 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $122,599 for these investments based on an average interest rate of 3.45%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$683,335,087	$1,491,645
Short-term investments	—	12,220,254	—

Totals by level	$—	$695,555,341	$1,491,645
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$349,707	$—	$—

Totals by level	$349,707	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	60
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com